Trade and other receivables - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
VAT / GST receivables	$ 405,281	$ 513,334
Prepayments	1,280,657	1,768,923
Prepaid mining license	0	842,989
Other receivables	429,176	696,968
Total	$ 2,115,114	$ 3,822,214